Related Party Transactions - Related Party Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Related party expenses	$ 176	$ 620
Expenses under MOU
Related Party Transaction [Line Items]
Related party expenses	0	500
License expenses
Related Party Transaction [Line Items]
Related party expenses	85	92
Other
Related Party Transaction [Line Items]
Related party expenses	$ 91	$ 28